Debt - Summarized Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jan. 26, 2011
Debt Disclosure [Abstract]
Senior Secured Term Loan Facility	$ 289.5	$ 291.0
Senior Notes	400.0	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.4	0.4
Unamortized original issue discount	(0.4)	(0.6)
Total	689.7	691.1
Less:
Current maturities	3.2	3.2
Long-term debt	686.5	687.9
Total	$ 689.7	$ 691.1